As filed with the Securities and Exchange Commission on June 1, 2001

Securities Act Registration No. 2-99752
Investment Company Act Registration No. 811-4384

SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 23	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 23	[X]

(Check appropriate box or boxes)

STRONG EQUITY FUNDS II, INC.
(Exact Name of Registrant as Specified in Charter)
100 Heritage Reserve Menomonee Falls, Wisconsin (Address of Principal Executive Offices)	53051 (Zip Code)

Registrant's Telephone Number, including Area Code: (414) 359-3400

Elizabeth N. Cohernour
Strong Capital Management, Inc.
100 Heritage Reserve
Menomonee Falls, Wisconsin 53051
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on (date) pursuant to paragraph (b) of Rule 485
[X]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

       Pursuant to Rule 414 under the Securities Act of 1933, Strong Equity Funds II, Inc., a Wisconsin corporation, hereby adopts as its own the Registration Statement on Form N-1A (as appropriately modified) filed pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 2-99752 and 811-4384) and the Notification of Registration filed pursuant to the Investment Company Act of 1940 by its predecessor, Strong Multi Cap Value Fund, Inc. (f/k/a Strong Schafer Value Fund, Inc.), a Maryland corporation.

Parts A and B of the Registration Statement are incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A as filed with the SEC on May 30, 2001.

STRONG EQUITY FUNDS II, INC.

PART C

OTHER INFORMATION

Item 23. Exhibits

(a)	Amended and Restated Articles of Incorporation effective June 1, 2001(1)
(b)	By-Laws dated February 9, 2001(1)
(c)	Inapplicable
(d)	Investment Advisory Agreement(1)
(e)	Distribution Agreement(1)
(f)	Inapplicable
(g)	Custodian Agreement(1)
(h)	Shareholder Servicing and Transfer Agent Agreement(1)
(h.1)	Administration Agreement(1)
(i)	Opinion and Consent of Counsel(1)
(j)	Consent of PricewaterhouseCoopers LLP
(k)	Inapplicable
(l)	Inapplicable
(m)	Inapplicable
(n)	Inapplicable
(p)	Code of Ethics for Access Persons dated April 5, 2001(1)
(p.1)	Code of Ethics for Non-Access Persons dated November 9, 2000(1)
(q)	Power of Attorney dated May 29, 2001(1)
(1)	Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, as filed with the SEC on May 30, 2001.

Items 24 through 30 of Part C are incorporated by reference to Part C of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, as filed with the SEC on May 30, 2001.

SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls and State of Wisconsin as of the 1st day of June, 2001.

By:	/s/ Elizabeth N. Cohernour Elizabeth N. Cohernour Vice President and Secretary

       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

Name	Title	Dated As Of

Richard S. Strong*	Chairman of the Board (Principal Executive Officer) and a Director	June 1, 2001

John W. Widmer*	Treasurer (Principal Financial and Accounting Officer)	June 1, 2001

Marvin E. Nevins*	Director	June 1, 2001

Willie D. Davis*	Director	June 1, 2001

William F. Vogt*	Director	June 1, 2001

Stanley Kritzik*	Director	June 1, 2001

Neal Malicky*	Director	June 1, 2001

*	Susan A. Hollister signs this document pursuant to powers of attorney filed with this Post-Effective Amendment to the Registration Statement on Form N-1A.

By:	/s/ Susan A. Hollister Susan A. Hollister

EXHIBIT INDEX
Exhibit No.	Exhibit	EDGAR Exhibit No.
(a)*	Amended and Restated Articles of Incorporation effective June 1, 2001	EX-99.a
(b)*	By-laws dated February 9, 2001	EX-99.b
(d)*	Investment Advisory Agreement	EX-99.d
(e)*	Distribution Agreement	EX-99.e
(g)*	Custodian Agreement	EX-99.g
(h)*	Shareholder Servicing and Transfer Agent Agreement	EX-99.h
(h.1)*	Administration Agreement	EX-99.h.1
(i)*	Opinion and Consent of Counsel	EX-99.i
(j)	Consent of PricewaterhouseCoopers LLP	EX-99.j
(p)*	Code of Ethics for Access Persons dated April 5, 2001	EX-99.p
(p.1)*	Code of Ethics for Non-Access Persons dated November 9, 2000	EX-99.p.1
(q)*	Power of Attorney dated May 29, 2001	EX-99.q

*Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A as filed with the SEC on May 30, 2001.